Share Capital (Details) - Schedule of Options Were Outstanding and Exercisable	Oct. 31, 2023 $ / shares shares	Oct. 31, 2023 $ / shares shares	Oct. 31, 2022 $ / shares shares	Oct. 31, 2022 $ / shares shares
Share Capital (Details) - Schedule of Options Were Outstanding and Exercisable [Line Items]
Number of Options Outstanding	5,160,000	5,160,000	5,460,000	5,460,000
Number of Options Exercisable	4,926,666	4,926,666	3,406,665	3,406,665
Weighted Average Remaining Life	2 years 7 months 28 days	2 years 7 months 28 days	3 years 7 months 28 days	3 years 7 months 28 days
April 15, 2021 [Member]
Share Capital (Details) - Schedule of Options Were Outstanding and Exercisable [Line Items]
Grant Date	Apr. 15, 2021	Apr. 15, 2021	Apr. 15, 2021	Apr. 15, 2021
Expiry Date	Apr. 14, 2026	Apr. 14, 2026	Apr. 14, 2026	Apr. 14, 2026
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ (0.36)	$ 0.5	$ (0.4)	$ 0.5
Number of Options Outstanding	3,500,000	3,500,000	3,700,000	3,700,000
Number of Options Exercisable	3,500,000	3,500,000	2,466,666	2,466,666
Weighted Average Remaining Life	2 years 5 months 12 days	2 years 5 months 12 days	3 years 5 months 12 days	3 years 5 months 12 days
August 5, 2021 [Member]
Share Capital (Details) - Schedule of Options Were Outstanding and Exercisable [Line Items]
Grant Date	Aug. 05, 2021	Aug. 05, 2021	Aug. 05, 2021	Aug. 05, 2021
Expiry Date	Aug. 04, 2026	Aug. 04, 2026	Aug. 04, 2026	Aug. 04, 2026
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ (0.36)	$ 0.5	$ (0.4)	$ 0.5
Number of Options Outstanding	800,000	800,000	800,000	800,000
Number of Options Exercisable	800,000	800,000	533,334	533,334
Weighted Average Remaining Life	2 years 9 months 3 days	2 years 9 months 3 days	3 years 9 months 3 days	3 years 9 months 3 days
September 24, 2021 [Member]
Share Capital (Details) - Schedule of Options Were Outstanding and Exercisable [Line Items]
Grant Date	Sep. 24, 2021	Sep. 24, 2021	Sep. 24, 2021	Sep. 24, 2021
Expiry Date	Sep. 23, 2026	Sep. 23, 2026	Sep. 23, 2026	Sep. 23, 2026
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ (0.36)	$ 0.5	$ (0.4)	$ 0.5
Number of Options Outstanding	160,000	160,000	260,000	260,000
Number of Options Exercisable	160,000	160,000	173,332	173,332
Weighted Average Remaining Life	2 years 10 months 24 days	2 years 10 months 24 days	3 years 10 months 24 days	3 years 10 months 24 days
December 7, 2021 [Member]
Share Capital (Details) - Schedule of Options Were Outstanding and Exercisable [Line Items]
Grant Date	Dec. 07, 2021	Dec. 07, 2021	Dec. 07, 2021	Dec. 07, 2021
Expiry Date	Dec. 07, 2026	Dec. 07, 2026	Dec. 07, 2026	Dec. 07, 2026
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ (0.72)	$ 1	$ (0.79)	$ 1
Number of Options Outstanding	100,000	100,000	100,000	100,000
Number of Options Exercisable	66,666	66,666	33,333	33,333
Weighted Average Remaining Life	3 years 1 month 6 days	3 years 1 month 6 days	4 years 1 month 6 days	4 years 1 month 6 days
March 2, 2022 [Member]
Share Capital (Details) - Schedule of Options Were Outstanding and Exercisable [Line Items]
Grant Date	Mar. 02, 2022	Mar. 02, 2022	Mar. 02, 2022	Mar. 02, 2022
Expiry Date	Mar. 02, 2027	Mar. 02, 2027	Mar. 02, 2027	Mar. 02, 2027
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ (0.72)	$ 1	$ (0.79)	$ 1
Number of Options Outstanding	300,000	300,000	300,000	300,000
Number of Options Exercisable	200,000	200,000	100,000	100,000
Weighted Average Remaining Life	3 years 4 months 2 days	3 years 4 months 2 days	4 years 4 months 2 days	4 years 4 months 2 days
September 22, 2022 [Member]
Share Capital (Details) - Schedule of Options Were Outstanding and Exercisable [Line Items]
Grant Date	Sep. 22, 2022	Sep. 22, 2022	Sep. 22, 2022	Sep. 22, 2022
Expiry Date	Sep. 22, 2027	Sep. 22, 2027	Sep. 22, 2027	Sep. 22, 2027
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ (0.25)	$ 0.35	$ (0.26)	$ 0.35
Number of Options Outstanding	300,000	300,000	300,000	300,000
Number of Options Exercisable	200,000	200,000	100,000	100,000
Weighted Average Remaining Life	3 years 10 months 24 days	3 years 10 months 24 days	4 years 10 months 24 days	4 years 10 months 24 days